Other assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Other assets

Note 9	Other assets

$ millions, as at October 31	2022	2021

Accrued interest receivable	$2,230	$1,271
Defined benefit asset (Note 1 8 )	1,420	1,372
Precious metals (1)	2,304	3,005
Brokers’ client accounts	9,467	12,273
Current tax receivable	2,837	1,676
Other prepayments	652	582
Derivative collateral receivable	13,637	6,599
Accounts receivable	1,053	859
Other (2)	1,597	1,588
	$35,197	$29,225

(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.
(2)
Includes investments in subleases of $703 million as at October 31, 2022 (2021: $664 million). For the year ended October 31, 2022, finance income related to our investment in sublease was $46 million (2021: $47 million). Future lease payments receivable are $522 million over the next five years, and $657 million thereafter until expiry of the subleases.